Trade Receivables and Other - Summary of Carrying Amounts of Total Trade Receivables - Net by Currency (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Trade receivables [line items]
Total Trade receivables - net	€ 521	€ 481
Euro [member]
Trade receivables [line items]
Total Trade receivables - net	230	177
U.S. Dollar [member]
Trade receivables [line items]
Total Trade receivables - net	271	284
Swiss Franc [member]
Trade receivables [line items]
Total Trade receivables - net	7	4
Other currencies [member]
Trade receivables [line items]
Total Trade receivables - net	€ 13	€ 16